UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       DECEMBER 31, 2006
                                               -----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HOCKY MANAGEMENT COMPANY, LLC
Address:      105 SOUTH BEDFORD ROAD, SUITE 310
              MOUNT KISCO, NEW YORK  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                              Place                 Date of Signing:
---------                              -----                 ----------------
/S/ DAVID SACHS                     MT. KISCO NY             JANUARY 25, 2007


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:              30
                                                 -------------

Form 13F Information Table Value Total:            $ 327,777
                                                 -----------
                                                  (thousands)




List of Other Included Managers:

None

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



                                                              Market      Shares/
                                Title Of                       Value      Prn Amt SH/  PUT   Investment
Name Of issuer                    Class              Cusip    * 1000              Prn /CALL  Discretion Managers Sole  Shared  None

***ABITIBI-CONSOLIDATED INC      COMMON STOCK      003924107       227     88700 SH              SOLE                         88700
BAXTER INTERNATIONAL INC         COMMON STOCK      071813109     20597    444000 SH              SOLE            420900       23100
BED BATH & BEYOND INC            COMMON STOCK      075896100     12737    334309 SH              SOLE            315200       19109
CARBO CERAMICS INC               COMMON STOCK      140781105      4152    111100 SH              SOLE            105200        5900
DST SYSTEMS INC-DEL              COMMON STOCK      233326107     19741    315200 SH              SOLE            297100       18100
EAGLE MATERIALS INC              COMMON STOCK      26969P108     11884    274904 SH              SOLE            260300       14604
EXPEDIA INC DEL                  COMMON STOCK      30212P105       787     37503 SH              SOLE             37503
FIRST DATA CORP                  COMMON STOCK      319963104      8340    326800 SH              SOLE            309400       17400
FISERV INC                       COMMON STOCK      337738108     15007    286281 SH              SOLE            271000       15281
FLOWSERVE CORP                   COMMON STOCK      34354P105     14157    280500 SH              SOLE            265700       14800
HEXCEL CORP NEW                  COMMON STOCK      428291108     15693    901400 SH              SOLE            855800       45600
IAC/INTERACTIVECORP              COMMON STOCK      44919P300      1394     37503 SH              SOLE             37503
INTERMUNE INC                    COMMON STOCK      45884X103     15173    493447 SH              SOLE            461500       31947
INTERNET CAP GROUP INC           COMMON STOCK      46059C205      2899    282600 SH              SOLE            264200       18400
KOPPERS HLDGS INC                COMMON STOCK      50060P106     20908    802000 SH              SOLE            757500       44500
KROGER CO                        COMMON STOCK      501044101      2030     88000 SH              SOLE             88000
MERGE TECHNOLOGIES INC           COMMON STOCK      589981109      4015    612047 SH              SOLE            574000       38047
MICRON TECHNOLOGY INC            COMMON STOCK      595112103      7538    540000 SH              SOLE            511500       28500
MOHAWK INDUSTRIES INC            COMMON STOCK      608190104     12165    162500 SH              SOLE            154000        8500
NTL INCORPORATED                 COMMON STOCK      62941W101     18776    743902 SH              SOLE            704549       39353
NTL INCORPORATED                 CALL              62941W101      5679    225000 SH    CALL      SOLE            213100       11900
NALCO HOLDING COMPANY            COMMON STOCK      62985Q101     19388    947600 SH              SOLE            892200       55400
PALL CORP                        COMMON STOCK      696429307     13001    376300 SH              SOLE            354600       21700
PENTAIR INC                      COMMON STOCK      709631105     13163    419200 SH              SOLE            396400       22800
POWERWAVE TECHNOLOGIES INC       COMMON STOCK      739363109      1613    250000 SH              SOLE            236800       13200
QUALCOMM INC                     COMMON STOCK      747525103     13038    345000 SH              SOLE            326400       18600
REDWOOD TRUST INC                COMMON STOCK      758075402     11087    190900 SH              SOLE            180900       10000
TENNECO INC                      COMMON STOCK      880349105     16248    657300 SH              SOLE            621600       35700
***TYCO INTERNATIONAL LTD        COMMON STOCK      902124106     15841    521100 SH              SOLE            494300       26800
VALSPAR CORP                     COMMON STOCK      920355104     10498    379800 SH              SOLE            357600       22200

                                                                327777          No. of Other Managers     0